Financial Instruments (Gain/(Loss) Reclassified from Accumulated OCI into Earnings for Derivative Instruments Designated as Cash Flow Hedges) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Interest Expense, Net [Member] | Pay-Fixed Interest Rate Swaps [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	$ 0	$ (2.1)	$ (7.6)
Foreign Currency Contracts [Member] | Revenue [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	0.3	0	0
Foreign Currency Contracts [Member] | Cost of Products Sold [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	(2.7)	(10.5)	10.9
Foreign Currency Contracts [Member] | SG&A Expenses [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	3.1	1.4	(4.0)
Commodity Contracts [Member] | SG&A Expenses [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	$ 1.6	$ 0.2	$ (0.6)